February 13, 2008
Securities and Exchange Commission
Division of Insurance Products
450 Fifth Street, NW
Washington D.C. 20549

RE:	Principal Life Insurance Company Variable Life Separate Account Principal Executive Variable Universal Life II Policy Initial Registration Statement on Form N-6
Enclosed herein is the initial registration statement on Form N-6 for Principal Executive Variable Universal Life II Insurance Policy. This product is based on product number 333-81714, which was originally filed on January 30, 2002 and the last “A” filing was made on March 2, 2007. Principal Executive Variable Universal Life II Insurance Policy will be issued by Principal Life Insurance Company and distributed by Princor Financial Services Corporation.
This product offers all the riders available under product number 333-81714, as well as the life paid-up rider, which was not available under product number 333-81714.
Please Note, this registration statement also includes any applicable prospectus revisions made pursuant to our response to Staff’s comments on product number 333-146896.
We understand that the registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please contact me if you have any questions concerning this filing.
Sincerely,
/s/ Amy Piepmeier
Amy Piepmeier
Attorney
711 High Street, Des Moines, Iowa 50392-0300
515-283-9998